Long-term Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt
17. Long-term Debt:
The summary of long-term debt is as follows:

	December 31,
	2020	2019
Senior Secured Term Loan Facility due February 2027	$671,710	$947,497
New Senior Secured Term Loan Facility due February 2027	459,653	—
6.75% Senior Secured Notes due 2022	—	625,000
5.75% Senior Unsecured Notes due 2025	295,000	295,000
ABL Facility	—	—

Total debt	1,426,363	1,867,497
Original issue discount	(15,641)	(13,434)
Deferred financing costs	(10,353)	(10,839)

Total debt, net of original issue discount and deferred financing costs	1,400,369	1,843,224
Less: current portion	—	—

Total long-term debt, excluding current portion	$1,400,369	$1,843,224

Senior Secured Credit Facilities
On May 4, 2016, the Company entered into senior secured credit facilities (collectively, the “2016 Senior Secured Credit Facilities”) comprised of a $1,200,000 term loan facility, which consisted of a $900,000 U.S. dollar-denominated tranche and a $300,000 Euro-denominated (or €265,000) tranche (the “2016 Term Loan Facility”), and a $200,000 asset-based revolving credit facility (the “ABL Facility”).
On February 8, 2018 (the “Third Amendment Closing Date”), PQ Corporation (the “Borrower”), an indirect, wholly owned subsidiary of the Company, refinanced its existing U.S. Dollar and Euro denominated senior secured term loan facilities with a new $1,267,000 senior secured term loan facility (the “ Senior Secured Term Loan Facility”) by entering into the Third Amendment Agreement to the 2016 Term Loan Facility (the “Third Amendment”), which amended and restated the Term Loan Credit Agreement dated as of May 4, 2016, among the Borrower, CPQ Midco I Corporation, Credit Suisse AG, Cayman Island Branch, as administrative agent and collateral agent, and the lenders and the other parties party thereto from time to time (as amended prior to the Third Amendment, the “Existing Credit Agreement” and as amended and restated by the Amendment, the “New Credit Agreement”).
On February 7, 2020, the Company amended its Senior Secured Term Loan Facility to, among other things, (a) reduce the interest rate applicable to all LIBOR rate tranche
B-1
term loans to LIBOR plus 2.25% per annum, (b) reduce the interest rate applicable to all base rate tranche
B-1
term loans to the alternate base rate plus 1.25% per annum and (c) extend the maturity date of all tranche
B-1
term loans to February 7, 2027.
On July 22, 2020, the Company entered into an agreement for a new senior secured term loan facility (the “New Senior Secured Term Loan Facility”, collectively with the Senior Secured Term Loan Facility, the “Term Loan Facilities”) in an aggregate principal amount of $650,000 with an original issue discount of 1.5% and interest at a floating rate of LIBOR (with a 1.0% minimum LIBOR floor) plus 3.0% per annum. The proceeds were used to redeem its existing $625,000 of 6.75% Senior Secured Notes due 2022 and pay the associated early redemption premiums. The New Senior Secured Term Loan Facility requires scheduled quarterly amortization payments, each equal to 0.25% of the original principal amount of the loans under the New Senior Secured Term Loan Facility.
As of December 31, 2020, the Senior Secured Term Loan Facility accrued interest at a floating rate of LIBOR plus 2.50% per annum and is scheduled to mature in February 2027. The Term Loan Facility requires scheduled quarterly amortization payments, each equal to 0.25% of the original principal amount of the loans under the Term Loan Facility.
On the Third Amendment Closing Date, the Company also entered into multiple cross currency swap arrangements to hedge foreign currency risk. The swaps were designed to enable the Company to effectively convert a portion of its fixed-rate U.S. dollar denominated debt obligations into approximately €280,000. The swaps were to mature in February 2023. In October 2019, the Company settled all of its cross-currency interest rate swap arrangements (the “February 2018 swaps”) and concurrently entered into new cross-currency interest rate swap arrangements (the “October 2019 swaps”) with the same notional amount of €280,000 equivalent ($344,403 as of December 31, 2020) and same maturity of February 2023. Consistent with the February 2018 swaps, the October 2019 swaps are designed to enable the Company to effectively convert a portion of its fixed-rate U.S. dollar-denominated debt obligations under the Term Loan Facility into a Euro-denominated equivalent. The October 2019 swaps have been designated and qualify as net investment hedges of the Company’s foreign currency exchange rate exposure on the net investments of certain of its Euro-denominated subsidiaries. The settlement of the February 2018 swaps resulted in cash proceeds to the Company of $38,070, which the Company used for additional debt repayment on the Company’s Senior Secured Term Loan Facility.
The Company may at any time or from time to time voluntarily prepay loans under the Term Loan Facilities in whole or in part without premium or penalty.
The Term Loan Facilities requires mandatory prepayments from (i) 50% of “Excess Cash Flow” (as defined in the New Credit Agreement) on an annual basis with step downs to lower percentages based on the Borrower’s leverage ratio, if applicable, (ii) net cash proceeds from the issuance or incurrence of certain indebtedness and (iii) net cash proceeds received from certain non-ordinary
course disposition of assets and casualty events to the extent such net cash proceeds were not reinvested in the Company’s business within a certain specified time period. Prepayments are applied to remaining amortization installments in direct order of maturity. The remaining principal balance of the term loans are due upon maturity.
In addition, the New Credit Agreement contains customary affirmative and negative covenants and events of default, all of which are substantially the same as under the Existing Credit Agreement.
The Borrower and certain Canadian and European subsidiaries of the Borrower also have a $200,000 asset-based revolving credit facility (the “ABL Facility”) which provides for $150,000 in U.S. available borrowings, up to $10,000 in Canadian available borrowings and up to $40,000 of European available borrowings. Borrowings under the ABL Facility bear interest at a rate equal to the LIBOR rate or the base rate elected by the Company at the time of the borrowing plus a margin of between
1.50%-2.00%
or
0.50
%-1.00%,
respectively, depending on availability under the ABL Facility. In addition, there is an annual commitment fee equal to 0.375%, with a step-down to 0.25% based on the average usage of the revolving credit borrowings available. As of December 31, 2020, there were no revolving credit borrowings under the ABL Facility. Revolving credit borrowings are payable at the option of the Company throughout the term of the ABL Facility with the balance due May 4, 2021.

On March 20, 2020, the Company amended its existing ABL Facility to increase the aggregate amount of the revolving loan commitments available by $50,000 to $250,000, consisting of up to $195,000 in U.S. commitments, up to $15,000 in Canadian commitments and up to $40,000 in European commitments. The maturity of the facility has been extended to March 20, 2025. Following the amendment, the borrowings under the amended ABL Facility bear interest at a rate equal to the LIBOR rate or the base rate plus a margin of between 1.25% to 1.75% or 0.25% to 0.75% respectively.
The Company has the ability to request letters of credit under the ABL Facility. The Company had $18,190 of letters of credit outstanding as of December 31, 2020, which reduce available borrowings under the ABL Facility by such amounts.
The Term Loan Facilities are guaranteed by CPQ Midco I Corporation, a subsidiary of the Company and the direct parent of the Borrower (“Holdings”) and substantially all of the Borrower’s wholly owned U.S. subsidiaries. The obligations under the Term Facility are secured (i) by a first-priority security interest in, among other things, a pledge of substantially all of the Borrower’s and the guarantors’ assets (other than collateral securing the ABL Facility on a first-priority basis) and (ii) by a second-priority security interest in receivables, inventory, deposit accounts and other collateral of the Borrower and the U.S. subsidiary guarantors securing the ABL Facility. The liens securing the Term Loan Facilities and the guarantees are pari passu with the liens securing the Senior Secured Notes subject to the pari passu intercreditor agreement.
The obligations of the Borrower under the ABL Facility are guaranteed by Holdings and the same U.S. subsidiary guarantors that guarantee the Term Loan Facilities, the obligations of the Canadian Borrowers under the ABL Facility are guaranteed by a Canadian subsidiary of the Borrower and the obligations of the European Borrowers under the ABL Facility are guaranteed by certain other European subsidiaries of the Borrower. The obligations of the borrowers and guarantors under the ABL Facility are secured (i) by a first-priority security interest in, among other things, substantially all of their receivables, inventory, deposit accounts and other collateral securing the ABL Facility on a first-priority basis and (ii) by a second-priority security interest in the property and assets of Holdings, the Borrower and the U.S. subsidiary guarantors that secure the Term Loan Facilities. In addition, the ABL Facility is secured by the equity interests in, and substantially all of the assets of, certain foreign guarantors in connection with the Canadian dollar-denominated and Euro-denominated availability.
The Term Loan Facilities and the ABL Facility contain various non-financial
restrictive covenants. Each limits the ability of PQ Corporation and its restricted subsidiaries to incur certain indebtedness or liens, merge, consolidate or liquidate, dispose of certain property, make investments or declare or pay dividends, make optional payments, modify certain debt instruments, enter into certain transactions with affiliates, enter into certain sales and leasebacks, and certain other non-financial
restrictive covenants. The ABL Facility also contains one financial covenant which applies when minimum availability under the ABL Facility exceeds a certain threshold. During such time, the Company is required to maintain a fixed-charge coverage ratio of at least 1.0 to 1.0. The Company is in compliance with all debt covenants as of December 31, 2020 and 2019, respectively.
During the year ended December 31, 2020, the Company prepaid $466,134 of outstanding principal balance on its Term Loan Facilities. The Company wrote off $162 of previously unamortized deferred financing costs and original issue discount of $12,781 as debt extinguishment costs. The prepayments were applied against the remaining scheduled installments of principal due in respect of the loans under the Term Loan Facilities in direct order of maturity.
During the year ended December 31, 2019, the Company prepaid $210,000 of outstanding principal balance on the Senior Secured Term Loan Facility. The Company wrote off $1,027 of previously unamortized deferred financing costs and original issue discount of $2,414 as debt extinguishment costs. The prepayments were applied against the remaining scheduled installments of principal due in respect of the loans under the Senior Secured Term Loan Facility in direct order of maturity.
Debt extinguishment costs resulting from Term Loan amendments
As a result of amending the Term Loan Facilities during the year ended December 31, 2020, the Company recorded $2,188 of new creditor and third-party financing costs as debt extinguishment costs. In addition, previous unamortized deferred financing costs of $97 and original issue discount of $228 associated with the previously outstanding debt were written off as debt extinguishment costs.

As a result of amending the Term Loan Facilities during the year ended December 31, 2018, the Company recorded $2,124 of new creditor and third-party financing costs as debt extinguishment costs. In addition, previous unamortized deferred financing costs of $1,403 and original issue discount of $2,352 associated with the previously outstanding debt were written off as debt extinguishment costs.
6.75% Senior Secured Notes - Redeemed in 2020
On May 4, 2016, the Borrower issued $625,000 of 6.750% Senior Secured Notes due November 2022 (the “6.75% Senior Secured Notes”) in transactions exempt from or not subject to registration under the Securities Act pursuant to Rule 144A and Regulation S under the Securities Act of 1933. The 6.75% Senior Secured Notes were guaranteed by guaranteed by PQ Holdings Inc. and by the U.S. subsidiary guarantors that guarantee the Term Loan Facility and were secured by liens on the assets of the Borrower and the U.S. subsidiary guarantors on a pari passu
with the liens securing the Term Loan Facility subject to the pari passu
intercreditor agreement. The guarantee by PQ Holdings Inc. was unsecured. The indenture relating to the 6.75% Senior Secured Notes contains various limitations on the Company’s and its restricted subsidiaries’ ability to incur additional indebtedness, pay dividends or repay certain debt, make loans and investments, sell assets, create liens, enter into transactions with affiliates, enter into agreements restricting the Borrower’s subsidiaries ability to pay dividends, and merge and consolidate with other companies, among other things. Interest on the 6.75% Senior Secured Notes was payable on May 15 and November 15 of each year, commencing November 15, 2016. No principal payments were required with respect to the 6.75% Senior Secured Notes prior to their final maturity. Prior to redeeming the notes, the 6.75% Senior Secured Notes had mature on date of November 15, 2022.
The 6.75% Senior Secured Notes were redeemable, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the 6.75% Senior Secured Notes to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but not including, the redemption date, if redeemed on or after any of the dates below until the subsequent date below:

Year	Percentage
May 15, 2020	101.688%
May 15, 2021 and thereafter	100.000%
As a result of redeeming the 6.75% Senior Secured Notes due 2022, the Company paid a redemption premium of $10,550 which was recorded as debt extinguishment costs during the year ended December 31, 2020. In addition, previous unamortized deferred financing costs of $2,085 and original issue discount of $1,186 associated with the previously outstanding debt were written off as debt extinguishment costs for the year ended December 31, 2020.
New Senior Secured Term Loan Facility due February 2027
In July 2020, the Company entered into an agreement for a new senior secured term loan facility in an aggregate principal amount of $650,000 with an original issue discount of 1.5% and interest at a floating rate of LIBOR (with a 1.0% minimum LIBOR floor) plus 3.0% per annum. The proceeds were used to redeem its existing $625,000 of 6.75% Senior Secured Notes due 2022 and pay the associated early redemption premiums. The new senior secured term loan facility requires scheduled quarterly amortization payments, each equal to 0.25% of the original principal amount of the loans under the new senior secured term loan facility.
5.75% Senior Unsecured Notes due 2025
On December 11, 2017, the Borrower issued $300,000 aggregate principal amount of 5.75% Senior Unsecured Notes due 2025 (the “5.75% Senior Unsecured Notes”) in a private placement exempt from the registration requirements of the Securities Act. The 5.75% Senior Unsecured Notes mature on December 15, 2025. Interest on the 5.75% Senior Unsecured Notes is to be paid semi-annually on February 15 and August 15, commencing August 15, 2018, at an annual rate of 5.75%. The indenture relating to the 5.75% Senior Unsecured Notes contained various limitations on the Borrower’s and its restricted subsidiaries’ ability to incur additional indebtedness, pay dividends or repay certain debt, make loans and investments, sell assets, create liens, enter into transactions with affiliates, enter into agreements restricting the Borrower’s subsidiaries ability to pay dividends, and merge and consolidate with other companies, among other things. No principal payments are required with respect to the Senior Secured Notes prior to their final maturity.

The obligations of the Borrower under the 5.75% Senior Unsecured Notes and the related indenture are guaranteed by its U.S. subsidiary guarantors that guarantee the Term Loan Facility. The obligations of the Company under the 5.75% Senior Unsecured Notes and the indenture are unsecured.
If any Event of Default (other than a default relating to certain events of bankruptcy or insolvency of PQ Corporation or certain of its subsidiaries) occurs and is continuing under the Indenture, the Trustee or the Holders of at least 30% in principal amount of the then total outstanding notes by notice to the Company may declare the principal, premium, if any, interest and any other monetary obligations on all the then outstanding notes to be due and payable immediately. If an event of default arising from certain events of bankruptcy or insolvency of the Company occurs, the principal of, premium, if any, and interest on all the Senior Secured Notes shall become immediately due and payable without any declaration or other act on the part of the trustee or any holders.
At any time prior to December 15, 2020, the Borrower may, at its option and on one more occasions, redeem (a) up to 40% of the aggregate principal amount of the 5.75% Senior Unsecured Notes with the cash proceeds from certain equity offerings at a redemption price equal to the sum of 105.75% of the aggregate principal amount thereof plus accrued and unpaid interest thereon, and (b) all or part of the 5.75% Senior Unsecured Notes at 100.00% of the aggregate principal amount redeemed plus accrued and unpaid interest thereon and a make-whole premium (the “Applicable Premium”). The Applicable Premium is equal to the greater of: (a) 1% of the principal amount of notes redeemed, or (b) the excess, if any, of: (1) the present value at the redemption date of (i) the redemption price of such notes at December 15, 2020 (as set forth in the table below), plus (ii) all required remaining scheduled interest payments due on such notes through December 15, 2020 (excluding accrued but unpaid interest to, but excluding, the redemption date), computed using a discount rate equal to the applicable United States Treasury rate as of such redemption date plus 50 basis points; over (2) the outstanding principal amount of such notes on the redemption date.
On or after December 15, 2020, the 5.75% Senior Unsecured Notes are redeemable, in whole or in part, at the redemption prices (expressed as percentages of principal amount of the 5.75% Senior Unsecured Notes to be redeemed) set forth below, plus accrued and unpaid interest, if any, to, but not including, the redemption date, if redeemed on or after any of the dates below until the subsequent date below:

Year	Percentage
December 15, 2020	102.875%
December 15, 2021	101.438%
December 15, 2022 and thereafter	100.000%
Upon the occurrence of a change of control, as defined, each holder will have the right to require the Company to purchase all or any part of such holder’s Senior Secured Notes at a purchase price in cash equal to 101% of the principal amount, plus accrued and unpaid interest.
Fair Value of Debt
The fair value of a financial instrument is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. As of December 31, 2020 and 2019, the fair value of the senior secured term loans and senior secured and unsecured notes was $1,427,123 and $1,905,822, respectively. The fair value is classified as Level 2 based upon the fair value hierarchy (see Note 7 to these consolidated financial statements for further information on fair value measurements).

Aggregate Long-term Debt Maturities
The aggregate long-term debt maturities are:

Year	Amount
2021	$—
2022	—
2023	—
2024	—
2025	295,000
Thereafter	1,131,363

$1,426,363